Document and Entity Information	May 10, 2021
Cover [Abstract]
Entity Registrant Name	SUBURBAN PROPANE PARTNERS LP
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0001005210
Document Type	8-K
Document Period End Date	May 10, 2021
Entity File Number	1-14222
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-3410353
Entity Address, Address Line One	240 Route 10 West
Entity Address, City or Town	Whippany
Entity Address, Postal Zip Code	07981
City Area Code	(973)
Local Phone Number	887-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	SPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false